Related-Party Transactions - Additional Information (Detail)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2020	Jun. 30, 2018	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($) Investors	Dec. 31, 2019 USD ($) Investors	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Research and development costs			$ 5,328,000	$ 2,210,000	$ 16,819,000	$ 9,571,000
Predecessor Company
Related Party Transaction [Line Items]
Research and development costs							$ 16,306,000	$ 11,270,000
Tollnine
Related Party Transaction [Line Items]
Outstanding related-party receivables			500,000		500,000		500,000
Tollnine | Predecessor Company
Related Party Transaction [Line Items]
Outstanding related-party receivables							$ 500,000	900,000
Research and Development Services Agreement | Tollnine
Related Party Transaction [Line Items]
Number of company's investors who are investors in related party as well | Investors						2
Related-party revenues			$ 0	$ 1,300	$ 1,200	$ 3,600
Initial term of agreement with related party		3 years
Agreement automatically renewal additional term unless terminated		0.00%	0.00%	0.00%	0.00%	0.00%
Markup cost in percentage		10.00%
Research and Development Services Agreement | Tollnine | Predecessor Company
Related Party Transaction [Line Items]
Number of company's investors who are investors in related party as well | Investors							2
Related-party revenues							$ 4,800,000	$ 2,100,000
Research and Development Services Agreement | Tallac Therapeutics
Related Party Transaction [Line Items]
Initial term of agreement with related party	4 years
Agreement automatically renewal additional term unless terminated	0.00%		0.00%		0.00%
Markup cost in percentage	10.00%
Research and development costs			$ 400,000